SCHEDULE OF DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting [Line Items]
Total	$ 575	$ 379
North American Brokerage [Member]
Segment Reporting [Line Items]
Total	381	184
One Real Title [Member]
Segment Reporting [Line Items]
Total	168	168
One Real Mortgage [Member]
Segment Reporting [Line Items]
Total	$ 26	$ 27